Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Payments for Content Liabilities
The following table presents details of the aggregate future purchase commitments as of December 31, 2025 (in thousands):

		Years Ended December 31,
	Total	2026	2027	2028	2029	2030	Thereafter
Content	$189,989	$124,320	$35,860	$20,522	$7,059	$1,604	$624
Manufacturing	158,436	158,436	—	—	—	—	—
Other obligations	212,692	106,733	81,835	17,929	6,120	75	—
Total commitments	$561,117	$389,489	$117,695	$38,451	$13,179	$1,679	$624